Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

June 16, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 143 to the Registration Statement on Form N-1A of DWS Emerging Markets Frontier Fund (the “Fund”), a series of DWS International Fund, Inc. (the “Corporation”) (Reg. Nos. 002-14400; 811-00642)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 143 under the Securities Act of 1933 (the “Securities Act”) to the Corporation’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(2), the Corporation has designated on the facing sheet to the Registration Statement that the Amendment become effective on September 2, 2014.  No fees are required in connection with this filing.

This filing is being made to introduce a new series into the Corporation: DWS Emerging Markets Frontier Fund. The Fund will issue shares in four different classes: Class A, Class C, Institutional Class, and Class S. The enclosed filing contains the Fund’s statutory Prospectus and Statement of Additional Information.

Other than the sections directly relating to the foregoing, the disclosure in the Fund’s Prospectus and Statement of Additional Information represents standard DWS disclosure that has been reviewed by the Staff of the Commission.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

                       /s/James M. Wall

James M. Wall
Director & Senior Counsel

cc:           Elizabeth Reza, Esq., Ropes